Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Common Share Equivalent Securities Excluded from Calculation of Weighted-Average Common Shares Outstanding

The following common share equivalent securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive for the periods presented:

	Three Months Ended March 31,
Anti-Dilutive Common Share Equivalents	2014	2013
Redeemable convertible preferred stock:
Series A	—	14,055,851
Series B	—	2,441,009
Restricted stock units	94,200	—
Stock options	2,941,595	3,107,295
Warrant to purchase common stock	—	500,000

Total anti-dilutive common share equivalents	3,035,795	20,104,155

The following common share equivalent securities have been excluded from the calculation of weighted-average common shares outstanding because the effect is anti-dilutive for the periods presented:

	Year Ended December 31,
Anti-Dilutive Common Share Equivalents	2013	2012	2011
Redeemable convertible preferred stock:
Series A	—	14,055,851	14,055,851
Series B	—	2,441,009	2,441,009
Restricted stock units	97,700	—	—
Stock options	3,058,795	3,121,064	2,712,808
Warrant to purchase common stock	500,000	500,000	500,000

Total anti-dilutive common share equivalents	3,656,495	20,117,924	19,709,668

Basic and Diluted Net Loss per Common Share

Basic and diluted net loss per common share is calculated as follows:

	Three Months Ended March 31,
	2014	2013
Numerator:
Net loss	$(12,402)	$(5,615)

Net loss attributable to common stockholders	$(12,402)	$(5,615)

Denominator:
Weighted-average common shares outstanding, basic and diluted	24,541,359	4,798,043

Net loss per common share, basic and diluted	$(0.51)	$(1.17)

Basic and diluted net loss per common share is calculated as follows:

	Year Ended December 31,
	2013	2012	2011
		(Restated)	(Restated)
Numerator:
Net loss	$(30,361)	$(14,873)	$(15,064)

Net loss attributable to common stockholders	$(30,361)	$(14,873)	$(15,064)

Denominator:
Weighted-average common shares outstanding, basic and diluted	10,144,243	4,812,632	4,875,157

Net loss per common share, basic and diluted	$(2.99)	$(3.09)	$(3.09)